Exploration and evaluation assets	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Exploration and evaluation assets [Text Block]
7.	Exploration and evaluation assets

The Company’s deferred exploration costs are as follows:

	Balance,	Change	Balance,	Change	Balance,
	December	in year	December	in year	December
	31, 2016	2017	31, 2017	2018	31, 2018
	$	$	$	$	$

Mineral property interests	179,500	-	179,500	-	179,500
Assays and testing	2,052,292	-	2,052,292	247,222	2,299,514
Claims renewal / staking	459,261	-	459,261	12,383	471,644
Drilling	12,488,967	-	12,488,967	1,854,312	14,343,279
Environmental studies	1,256,621	-	1,256,621	415,065	1,671,686
Exploration data management	917,422	-	917,422	37,656	955,078
First Nations	166,444	-	166,444	54,580	221,024
Geochemistry	111,066	-	111,066	-	111,066
Geological and engineering services	8,779,898	54,358	8,834,256	772,235	9,606,491
Geophysical services	743,515	-	743,515	58,128	801,643
Metallurgy	3,792,672	-	3,792,672	331,978	4,124,650
Petrographic work	43,957	-	43,957	-	43,957
Project management	106,015	-	106,015	-	106,015
Survey, mapping and camp	1,617,850	10,597	1,628,447	945,758	2,574,205
Transportation	2,604,549	-	2,604,549	273,202	2,877,751
Cost recovery	(56,480)	-	(56,480)	-	(56,480)
Property impairments	(33,006,960)	(51,964)	(33,058,924)	-	(33,058,924)
BC refundable mining tax credits	(2,195,403)	(12,991)	(2,208,394)	(891,874)	(3,100,268)
Federal non-refundable mining tax credits, net
of valuation allowance	(61,185)	-	(61,185)	-	(61,185)
Book value at date of sale of net smelter royalty	-	-	-	(1,777,377)	(1,777,377)
	1	-	1	2,333,268	2,333,269

The Company has a 100% interest in certain mineral claims, located along the Turnagain River in British Columbia, Canada. One claim is subject to a 4% net smelter return royalty (“NSR”). The Company has the option to purchase all or part of the NSR within four years of commercial production for a price of $1,000,000 per 1% NSR. In July 2018, the Company sold a 2% NSR.

Sale of Royalty

On July 31, 2018, the Company closed the sale of a 2% NSR on all future metal production from the Turnagain Nickel-Cobalt Project to Cobalt 27 for consideration of US$1,000,000 in cash (received) and 1,125,000 Cobalt 27 common shares (received) at $7.40 per share for a fair value of $8,325,000. The Company paid a finders’ fee of US$600,000 to a third party.

Proceeds of sale of 2% NSR	$
Cash	1,300,200
1,125,000 common shares of Cobalt 27	8,325,000
Total proceeds of sale of 2% NSR	9,625,200

Less: book value of Turnagain Nickel-Cobalt Project at date of sale	(1,777,377)
Less: 6% finders’ fee	(780,120)

Gain on sale of net smelter return royalty	7,067,703

In accordance with IFRS, the net proceeds on the sale of the NSR are considered as a cost recovery of exploration and evaluation assets, with any excess recorded to the statement of comprehensive income (loss).

Under the terms of the NSR Agreement, 75% of the cash proceeds are to be used by the Company to complete the work required to advance the Turnagain Project through to Pre-feasibility and for exploration at Turnagain. Within one year of the signing (July 11, 2018) of the NSR Agreement, Cobalt 27 has the right to appoint one member to the Company’s board of directors. The Company has the right to repurchase 0.5% of the 2% NSR (“Repurchase Option”) for US$20 million, which if exercised would result in a 1.5% remaining NSR. The one-time Repurchase Option is only exercisable prior to the fifth anniversary of the NSR Agreement. Cobalt 27 will have a right of first refusal on any future sale by Giga Metals of a royalty or product stream or similar instrument.

During the year ended December 31, 2017, the Company incurred $51,964 of exploration and evaluation expenditures. All of the expenditures were recorded to the statement of loss as exploration property impairments.